Net investment income	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Net investment income	Net investment income

Accounting for net investment income
Dividends are recognised when the right to receive the dividend has been established. Incremental costs are reported within net investment income if they are directly attributable to generating identifiable investment income. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

	2025	2024	2023
	£m	£m	£m
Net gains from financial instruments mandatorily at fair value	252	326	171
Net (losses)/gains from disposal of financial assets at fair value through other comprehensive income	(191)	164	26
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(18)	(209)	(17)
Dividend income	—	3	—
Net losses on other investments	(33)	(68)	(119)
Net investment income	10	216	61
Note:
1 Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.